Long-Term Payable (Tables)	12 Months Ended
Jun. 30, 2025
Long-Term Payable [Abstract]
Schedule of Long-Term Payable
	As of June 30, 2025	As of June 30, 2024
Long-term payable, current	$507,479	$1,050,000
Long-term payable, non-current	—	440,129
Total	$507,479	$1,490,129